Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025 USD ($)
NCE ESSOP
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions
The Plans’ investments include shares of Xcel Energy Inc. common stock. For the BU Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $341,873 at Dec. 31, 2025. For the EIP Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $202,806 at Dec. 31, 2025. There were no dividends payable to either plan as of Dec. 31, 2024.

The Plans also invest in shares of mutual funds and collective trusts managed by an affiliate of VFTC. VFTC acts as trustee for all Plan investments. Transactions in such investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules. The BU Savings Plan incurred fees for investment management and recordkeeping services of $517,514 for the year ended Dec. 31, 2025. The EIP Savings Plan incurred fees for investment management and recordkeeping services of $214,355 for the year ended Dec. 31, 2025.

EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 341,873
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 517,514
NCE EIP
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions
The Plans’ investments include shares of Xcel Energy Inc. common stock. For the BU Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $341,873 at Dec. 31, 2025. For the EIP Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $202,806 at Dec. 31, 2025. There were no dividends payable to either plan as of Dec. 31, 2024.

The Plans also invest in shares of mutual funds and collective trusts managed by an affiliate of VFTC. VFTC acts as trustee for all Plan investments. Transactions in such investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules. The BU Savings Plan incurred fees for investment management and recordkeeping services of $517,514 for the year ended Dec. 31, 2025. The EIP Savings Plan incurred fees for investment management and recordkeeping services of $214,355 for the year ended Dec. 31, 2025.

EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 202,806
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 214,355